Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates used for Foreign Currency Translation

The exchange rates used for foreign currency translation were as follows:

	Balance Sheet
Period Covered	Date Rates	Average Rates

Nine months ended September 30, 2023	7.8308	7.8348
Year ended December 31, 2022	7.8015	7.8306
Year ended December 31, 2021	7.7996	7.7727

(2) USD$1 = RMB

	Balance Sheet
Period Covered	Date Rates	Average Rates

Nine months ended September 30, 2023	7.2755	7.0272
Year ended December 31, 2022	6.8972	6.7290
Year ended December 31, 2021	6.3726	6.4508

(3) USD$1 = TWD

	Balance Sheet
Period Covered	Date Rates	Average Rates

Year ended December 31, 2023	30.7127	31.1471
Year ended December 31, 2022	30.7300	29.7963
Year ended December 31, 2021	27.7400	27.9366

Schedule of Property, Plant and Equipment Estimated Useful Lives	Depreciation is computed using the straight-line method with residual value rate of 5% based on the estimated useful lives as follows:
Buildings and cultivation facilities	10 years
Office equipment and furniture	The less of 5 years or lease term
Vehicle	4 years

Schedule of Consolidated Balance Sheet

For the year ended December 31, 2023, the following tables shows the effects, by financial statement line item, on the Company’s Consolidated Balance Sheet, Consolidated Statements of Income and Comprehensive Income and Consolidated Statements of Cash Flows of the corrections as described above:

Consolidated Balance Sheet

	As of December 31, 2023
	Previously
	reported	Adjustments	Restated
Assets
Current assets
Cash and cash equivalents	$15,278	$7,826	$23,104
Consumptive biological assets	195,359	-	195,359
Prepaid taxes	106,270	-	106,270
Other current assets	14,066	(11,624)	2,442
Total current assets	330,973	(3,798)	327,175
Property and equipment, net	2,814,766	-	2,814,766
Operating lease right-of-use assets	233,697	(37,922)	195,775
Deferred tax assets	42,818	(42,818)	-
Other assets	-	14,066	14,066
Total assets	$3,422,254	$(70,472)	$3,351,782

Liabilities and stockholders’ deficit
Current liabilities
Accounts payable	$-	$185,434	$185,434
Accrued expenses	26,889	-	26,889
Income tax payable	-	21,835	21,835
Other payable	2,781,520	(175,928)	2,605,592
Due to related parties	14,202	22,100	36,302
Operating lease liabilities – current portion	106,309	(16,218)	90,091
Total current liabilities	2,928,920	37,223	2,966,143
Long-term loans payable	431,079	-	431,079
Operating lease liabilities – noncurrent portion	140,986	(34,630)	106,356
Total Liabilities	3,500,985	2,593	3,503,578

Commitments and contingencies

Stockholders’ deficit
Ordinary shares	11,112	-	11,112
Additional paid-in capital	221,288	-	221,288
Accumulated deficit	(400,715)	(72,251)	(472,966)
Accumulated other comprehensive income	89,584	(814)	88,770
Total stockholders’ deficit	(78,731)	(73,065)	(151,796)

Total liabilities and stockholders’ deficit	$3,422,254	$(70,472)	$3,351,782

Schedule of Consolidated Statements of Income and Comprehensive Income
Consolidated Statements of Income and Comprehensive Income

	Year Ended December 31, 2023
	Previously
	reported	Adjustments	Restated
Revenue - products sales	$606,615	$(5,045)	$601,570
Revenue - training	154,107	-	154,107
Revenue - related parties	121,811	5,045	126,856
Total revenue	882,533	-	882,533

Cost of revenue - third parties	86,240	29,906	116,146
Cost of revenue - related parties	29,906	(29,906)	-
Total cost of revenue	116,146	-	116,146

Gross profit	766,387	-	766,387

Operating expenses:
Research and development expenses	-	-	-
General and administrative expenses	541,003	(2,449)	538,554
Total operating expenses	541,003	(2,449)	538,554

Income from operations	225,384	2,449	227,833

Non-operating income (expense)
Interest (expense) income, net	(26,528)	(13,242)	(39,770)
Other income	459	2,293	2,752
Total non-operating expense, net	(26,069)	(10,949)	(37,018)
Income before income taxes	199,315	(8,500)	190,815
Income tax expense (benefit)	(42,221)	63,751	21,530
Net income from continuing operations	241,536	(72,251)	169,285

Discontinued operation
Loss from discontinued operation, net of income tax	(282,761)	-	(282,761)
Gain from sale of discontinued operation, net of income tax	865,085	-	865,085
Gain from discontinued operation, net of income tax	582,324	-	582,324

Net income	823,860	(72,251)	751,609
Foreign currency translation	48,743	(814)	47,929
Comprehensive income	$872,603	$(73,065)	$799,538

Schedule of Consolidated Statements of Cash Flows
Consolidated Statements of Cash Flows

	Year Ended December 31, 2023
	Previously
	reported	Adjustments	Restated
Cash Flows from Operating Activities
Net income	$241,536	$(72,251)	$169,285
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	56,757	-	56,757
Operating lease expense	86,216	(5,013)	81,203
Deferred income taxes	(42,221)	42,221	-
Non-cash interest expense	-	33,241	33,241
Changes in operating assets and liabilities:
Increase in consumptive biological assets	(192,634)	-	(192,634)
Increase in prepaid taxes	-	(104,788)	(104,788)
Increase in other receivables and other assets	(13,870)	11,013	(2,857)
Increase in accounts payable	-	182,849	182,849
Increase in accrued expenses	26,514	-	26,514
Increase in other payable	87,846	43,427	131,273
Increase in income taxes payable	-	21,530	21,530
Payment for operating lease liabilities	(72,808)	(7,732)	(80,540)
Interest expense accrued	18,804	(18,804)	-
Net cash provided by operating activities from continuing operations	196,140	125,693	321,833
Net cash provided by operating activities from discontinued operations	128,549	(90,658)	37,891
Net cash provided by operating activities	324,689	35,035	359,724

Cash Flows from Investing Activities
Purchase of property and equipment	(207,374)	(112,113)	(319,487)
Net cash used in investing activities from continuing operations	(207,374)	(112,113)	(319,487)
Net cash (used in) provided by investing activities from discontinued operations	85,816	(86,149)	(333)
Net cash used in investing activities	(121,558)	(198,262)	(319,820)

Cash Flows from Financing Activities
Proceeds from related parties	14,643	-	14,643
Net cash provided by financing activities from continuing operations	14,643	-	14,643
Net cash used in financing activities from discontinued operations	(274,271)	227,420	(46,851)
Net cash used in financing activities	(259,628)	227,420	(32,208)

Effect of exchange rate changes on cash and cash equivalents	55,738	(56,430)	(692)

Net increase (decrease) in cash and cash equivalents	(759)	7,763	7,004

Cash and Cash Equivalents
Beginning of period	16,100	-	16,100
Ending of period	$15,341	$7,763	$23,104
Less: Cash from discontinued operation	63	(63)	-
Cash from continuing operation, end of period	$15,278	$7,826	$23,104

Non-cash investing and financing activities:
Recognition of lease assets and liabilities	$163,656	$(48,944)	$114,712
Accrued liability for property and equipment	$-	$2,437,980	$2,437,980
Sale of subsidiaries in exchange for debt cancellation	$-	$1,152,329	$1,152,329